Summary of significant accounting policies - Summary of Scope of Consolidation (Detail) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Share capital		€ 5,939	€ 5,939
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		€ 585	€ 4,224	€ 2,245
Tom Ford International LLC
Accounting Policies [Line Items]
Proportion of ownership interest in associate		15.00%	15.00%
Zegna South Asia Private LTD
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Zegna South Asia Private LTD
Registered office		Mumbai (India)
Share capital		€ 902,316,770
Group’s percentage interest		51.00%	51.00%
Ermenegildo Zegna N.V.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Registered office		Amsterdam (Netherlands)
Share capital		€ 5,938,873
Ermenegildo Zegna N.V. | Pelletteria Tizeta S.r.l.
Accounting Policies [Line Items]
Share capital		€ 206,816
Name of associate		Pelletteria Tizeta S.r.l.
Principal place of business of associate		Sesto Fiorentino (FI)
Name of the Investor		Ermenegildo Zegna N.V.
Proportion of ownership interest in associate		50.00%	50.00%
Ermenegildo Zegna N.V. | Filati Biagioli Modesto S.r.l.
Accounting Policies [Line Items]
Share capital		€ 7,900,000
Name of associate		Filati Biagioli Modesto S.r.l.
Principal place of business of associate		Montale (PT)
Name of the Investor		Ermenegildo Zegna N.V.
Proportion of ownership interest in associate		40.00%	40.00%
Ermenegildo Zegna N.V. | Sharmoon.EZ.Garments Co. Ltd
Accounting Policies [Line Items]
Share capital		€ 100,000,000
Group’s percentage interest		50.00%	50.00%
Name of the Investor		Ermenegildo Zegna N.V.
Name of foreign associates, joint arrangements and other investments		Sharmoon.EZ.Garments Co. Ltd
Principal place of business of other investments		Wenzhou (China)
Ermenegildo Zegna N.V. | In.co. S.p.A.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		In.co. S.p.A.
Registered office		Biella
Share capital		€ 4,050,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Lanificio Ermenegildo Zegna e Figli S.p.A.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Lanificio Ermenegildo Zegna e Figli S.p.A.
Registered office		Valdilana (BI)
Share capital		€ 3,100,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Ezi S.p.A.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Ezi S.p.A.
Registered office		Milan
Share capital		€ 5,750,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | EZ Service S.r.l.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		EZ Service S.r.l.
Registered office		Valdilana (BI)
Share capital		€ 500,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Bonotto S.p.A.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Bonotto S.p.A.
Registered office		Colceresa (VI)
Share capital		€ 1,239,600
Group’s percentage interest		60.00%	60.00%
Ermenegildo Zegna N.V. | Cappellificio Cervo S.r.l.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Cappellificio Cervo S.r.l.
Registered office		Biella
Share capital		€ 300,000
Group’s percentage interest		51.00%	51.00%
Ermenegildo Zegna N.V. | Gruppo Dondi S.p.A.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Gruppo Dondi S.p.A.
Registered office		Carpi (MO)
Share capital		€ 1,502,800
Group’s percentage interest		65.00%	65.00%
Ermenegildo Zegna N.V. | Tessitura Ubertino S.r.l.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Tessitura Ubertino S.r.l.
Registered office		Valdilana (BI)
Share capital		€ 100,000
Group’s percentage interest		60.00%	60.00%
Ermenegildo Zegna N.V. | Investindustrial Acquisition Corp. (“IIAC”)
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Investindustrial Acquisition Corp. (“IIAC”)
Registered office		Cayman Islands
Share capital		€ 5,614
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.
Registered office		Istanbul (Turkey)
Share capital		€ 32,291,439
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna H.m.b.H.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Ermenegildo Zegna H.m.b.H.
Registered office		Wien (Austria)
Share capital		€ 610,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Société de Textiles Astrum France S.à.r.l.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Société de Textiles Astrum France S.à.r.l.
Registered office		Paris (France)
Share capital		€ 500,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna GmbH
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Ermenegildo Zegna GmbH
Registered office		Munich (Germany)
Share capital		€ 6,577,421
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Zegna Japan Co., LTD
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Zegna Japan Co., LTD
Registered office		Minato-Ku-Tokyo (Japan)
Share capital		€ 100,000,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Fantasia (London) Limited
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Fantasia (London) Limited
Registered office		London (UK)
Share capital		€ 7,000,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna S.A. de C.V.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Ermenegildo Zegna S.A. de C.V.
Registered office		Ciudad de Mexico (Mexico)
Share capital		€ 459,600,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Ezeti Portugal. S.A.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Ezeti Portugal. S.A.
Registered office		Lisbon (Portugal)
Share capital		€ 800,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Italco S.A.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Italco S.A.
Registered office		Sant Quirze (Spain)
Share capital		€ 1,911,300
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Czech s.r.o
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Ermenegildo Zegna Czech s.r.o
Registered office		Prague (Czech Republic)
Share capital		€ 1,350,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Co.Ti. Service S.A.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Co.Ti. Service S.A.
Registered office		Stabio (Switzerland)
Share capital		€ 27,940,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Consitex S.A.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Consitex S.A.
Registered office		Stabio (Switzerland)
Share capital		€ 15,000,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Corporation
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Ermenegildo Zegna Corporation
Registered office		New York, NY
Share capital		€ 500,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Zegna (China) Enterprise Management Co., Ltd.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Zegna (China) Enterprise Management Co., Ltd.
Registered office		Shanghai (China)
Share capital		€ 58,309,140
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna (China) Co., LTD
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Ermenegildo Zegna (China) Co., LTD
Registered office		Shanghai (China)
Share capital		€ 50,000,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Ismaco Amsterdam B.V.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Ismaco Amsterdam B.V.
Registered office		Amsterdam (Netherlands)
Share capital		€ 226,890
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Hong Kong LTD
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Ermenegildo Zegna Hong Kong LTD
Registered office		Hong Kong
Share capital		€ 538,240,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | E.Z. Trading (Hong Kong) LTD
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		E.Z. Trading (Hong Kong) LTD
Registered office		Hong Kong
Share capital		€ 58,620,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | E. Z. New Zealand LTD
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		E. Z. New Zealand LTD
Registered office		Auckland (New Zealand)
Share capital		€ 3,300,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | E. Z. Thai Holding Ltd
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		E. Z. Thai Holding Ltd
Registered office		Bangkok (Thailand)
Share capital		€ 3,000,000
Proportion of ownership interests held by non-controlling interests		49.00%	49.00%
Ermenegildo Zegna N.V. | Ezesa Brasil Participacoes LTDA
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Ezesa Brasil Participacoes LTDA
Registered office		San Paolo (Brazil)
Share capital		€ 77,481,487
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Maroc S.A.R.L.A.U.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Ermenegildo Zegna Maroc S.A.R.L.A.U.
Registered office		Casablanca (Morocco)
Share capital		€ 530,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Vietnam LLC
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Ermenegildo Zegna Vietnam LLC
Registered office		Hanoi City (Vietnam)
Share capital		€ 132,294,900,000
Group’s percentage interest	90.50%	90.00%	76.60%
Percentage of additional interest acquired in subsidiary	13.90%
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	€ 2,232
Ermenegildo Zegna N.V. | E.Zegna Attica Single Member Societé Anonyme
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		E.Zegna Attica Single Member Societé Anonyme
Registered office		Athens (Greece)
Share capital		€ 650,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. | Thom Browne Inc.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V.
Name of subsidiary		Thom Browne Inc.
Registered office		Wilmington (U.S.A.)
Share capital		€ 5,510
Group’s percentage interest		90.00%	90.00%
Thom Browne Trading SA | Thom Browne Services Italy S.r.l.
Accounting Policies [Line Items]
Company		Thom Browne Trading SA
Name of subsidiary		Thom Browne Services Italy S.r.l.
Registered office		Milan
Share capital		€ 10,000
Group’s percentage interest		90.00%	90.00%
Thom Browne Trading SA | Thom Browne France Services
Accounting Policies [Line Items]
Company		Thom Browne Trading SA
Name of subsidiary		Thom Browne France Services
Registered office		Paris (France)
Share capital		€ 50,000
Group’s percentage interest		90.00%	90.00%
Thom Browne Trading SA | Thom Browne UK Limited
Accounting Policies [Line Items]
Company		Thom Browne Trading SA
Name of subsidiary		Thom Browne UK Limited
Registered office		Beckenham (UK)
Share capital		€ 1
Group’s percentage interest		90.00%	90.00%
Thom Browne Trading SA | Thom Browne (China) Co., Ltd.(*)
Accounting Policies [Line Items]
Company		Thom Browne Trading SA
Name of subsidiary		Thom Browne (China) Co., Ltd.(*)
Registered office		Shanghai (China)
Share capital		€ 900,000
Group’s percentage interest		90.00%	90.00%
Thom Browne Trading SA | Thom Browne (Macau) Limited
Accounting Policies [Line Items]
Company		Thom Browne Trading SA
Name of subsidiary		Thom Browne (Macau) Limited
Registered office		Hong Kong
Share capital		€ 500,000
Group’s percentage interest		90.00%	90.00%
Thom Browne Trading SA | Thom Browne Canada
Accounting Policies [Line Items]
Company		Thom Browne Trading SA
Name of subsidiary		Thom Browne Canada
Registered office		Vancouver (Canada)
Share capital		€ 100
Group’s percentage interest		90.00%	90.00%
Thom Browne Trading SA | Thom Browne Hong Kong Limited
Accounting Policies [Line Items]
Company		Thom Browne Trading SA
Name of subsidiary		Thom Browne Hong Kong Limited
Registered office		Hong Kong
Share capital		€ 500,000
Group’s percentage interest		90.00%	90.00%
Thom Browne Trading SA | Thom Browne Eyewear (T.B.E.) SA
Accounting Policies [Line Items]
Company		Thom Browne Trading SA
Name of subsidiary		Thom Browne Eyewear (T.B.E.) SA
Registered office		Stabio (Switzerland)
Share capital		€ 1,000,000
Group’s percentage interest		90.00%	0.00%
Thom Browne Retail Italy S.r.l. | Thom Browne Retail Italy S.r.l.
Accounting Policies [Line Items]
Company		Thom Browne Services Italy S.r.l.
Name of subsidiary		Thom Browne Retail Italy S.r.l.
Registered office		Milan
Share capital		€ 10,000
Group’s percentage interest		90.00%	90.00%
Ezeti S.L. | Ermenegildo Zegna Madrid S.A.
Accounting Policies [Line Items]
Company		Ezeti S.L.
Name of subsidiary		Ermenegildo Zegna Madrid S.A.
Registered office		Barcelona (Spain)
Share capital		€ 901,500
Group’s percentage interest		70.00%	70.00%
Italco S.A. | Ezeti S.L.
Accounting Policies [Line Items]
Company		Italco S.A.
Name of subsidiary		Ezeti S.L.
Registered office		Barcelona (Spain)
Share capital		€ 500,032
Group’s percentage interest		100.00%	100.00%
Consitex S.A. | Ermenegildo Zegna Far-East Pte LTD
Accounting Policies [Line Items]
Company		Consitex S.A.
Name of subsidiary		Ermenegildo Zegna Far-East Pte LTD
Registered office		Singapore
Share capital		€ 21,776,432
Group’s percentage interest		100.00%	100.00%
Consitex S.A. | Ermenegildo Zegna Canada Inc.
Accounting Policies [Line Items]
Company		Consitex S.A.
Name of subsidiary		Ermenegildo Zegna Canada Inc.
Registered office		Toronto (Canada)
Share capital		€ 700,000
Group’s percentage interest		100.00%	100.00%
Consitex S.A. | Ermenegildo Zegna (Macau) LTD
Accounting Policies [Line Items]
Company		Consitex S.A.
Name of subsidiary		Ermenegildo Zegna (Macau) LTD
Registered office		Kowloon Bay (Hong Kong)
Share capital		€ 4,650,000
Group’s percentage interest		100.00%	100.00%
Consitex S.A. | Zegna Gulf Trading LLC
Accounting Policies [Line Items]
Company		Consitex S.A.
Name of subsidiary		Zegna Gulf Trading LLC
Registered office		Dubai (UAE)
Share capital		€ 300,000
Group’s percentage interest		49.00%	49.00%
Consitex S.A. | EZ US Holding Inc.
Accounting Policies [Line Items]
Company		Consitex S.A.
Name of subsidiary		EZ US Holding Inc.
Registered office		Wilmington (U.S.A.)
Share capital		€ 1,000,099
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna Far-East Pte LTD | Ermenegildo Zegna Australia PTY LTD
Accounting Policies [Line Items]
Company		Ermenegildo Zegna Far-East Pte LTD
Name of subsidiary		Ermenegildo Zegna Australia PTY LTD
Registered office		Sydney (Australia)
Share capital		€ 18,000,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna Far-East Pte LTD | Ermenegildo Zegna Malaysia Sdn. Bhd.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna Far-East Pte LTD
Name of subsidiary		Ermenegildo Zegna Malaysia Sdn. Bhd.
Registered office		Kuala Lumpur (Malaysia)
Share capital		€ 3,000,000
Group’s percentage interest		100.00%	100.00%
Ermenegildo Zegna N.V. / Italco S.A. | Ezesa Argentina S.A.
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V. / Italco S.A.
Name of subsidiary		Ezesa Argentina S.A.
Registered office		Buenos Aires (Argentina)
Share capital		€ 9,421,014
Group’s percentage interest		100.00%	100.00%
E. Z. Thai Holding Ltd / Ermenegildo Zegna Far-East Pte LTD | The Italian Fashion Co. LTD
Accounting Policies [Line Items]
Company		E. Z. Thai Holding Ltd / Ermenegildo Zegna Far-East Pte LTD
Name of subsidiary		The Italian Fashion Co. LTD
Registered office		Bangkok (Thailand)
Share capital		€ 16,000,000
Group’s percentage interest		65.00%	65.00%
Ermenegildo Zegna N.V. / Ismaco Amsterdam B.V. | ISMACO TEKSTİL LİMİTED ŞİRKETİ
Accounting Policies [Line Items]
Company		Ermenegildo Zegna N.V. / Ismaco Amsterdam B.V.
Name of subsidiary		ISMACO TEKSTİL LİMİTED ŞİRKETİ
Registered office		Istanbul (Turkey)
Share capital		€ 10,000,000
Group’s percentage interest		100.00%	100.00%
Thom Browne Inc. | Thom Browne Japan Inc.
Accounting Policies [Line Items]
Company		Thom Browne Inc.
Name of subsidiary		Thom Browne Japan Inc.
Registered office		Tokyo (Japan)
Share capital		€ 1,000,000
Group’s percentage interest		90.00%	90.00%
Thom Browne Inc. | Thom Browne Trading SA
Accounting Policies [Line Items]
Company		Thom Browne Inc.
Name of subsidiary		Thom Browne Trading SA
Registered office		Stabio (Switzerland)
Share capital		€ 100,000
Group’s percentage interest		90.00%	90.00%
EZ US Holding Inc. | Tom Ford International LLC
Accounting Policies [Line Items]
Share capital		€ 82,366,000
Principal place of business of associate		Delaware (U.S.A.)
Name of the Investor		EZ US Holding Inc.
Proportion of ownership interest in associate		15.00%	15.00%
Name of foreign associates, joint arrangements and other investments		Tom Ford International LLC
Lanificio Ermenegildo Zegna e Figli S.p.A. | Acquedotto Piancone S.r.l.
Accounting Policies [Line Items]
Share capital		€ 42,000
Group’s percentage interest		67.00%	67.00%
Name of the Investor		Lanificio Ermenegildo Zegna e Figli S.p.A.
Name of foreign associates, joint arrangements and other investments		Acquedotto Piancone S.r.l.
Principal place of business of other investments		Valdilana (BI)
Lanificio Ermenegildo Zegna e Figli S.p.A. | Pettinatura di Verrone S.r.l.
Accounting Policies [Line Items]
Share capital		€ 3,000,000
Proportion of ownership interests held by non-controlling interests		15.00%	15.00%
Name of the Investor		Lanificio Ermenegildo Zegna e Figli S.p.A.
Name of foreign associates, joint arrangements and other investments		Pettinatura di Verrone S.r.l.
Principal place of business of other investments		Verrone (BI)
Bonotto S.p.A. | F2 S.r.l.
Accounting Policies [Line Items]
Share capital		€ 90,000
Proportion of ownership interests held by non-controlling interests		29.00%	29.00%
Name of the Investor		Bonotto S.p.A.
Name of foreign associates, joint arrangements and other investments		F2 S.r.l.
Principal place of business of other investments		Schio (VI)
Ermenegildo Zegna N.V. | Consorzio Re.Crea
Accounting Policies [Line Items]
Share capital		€ 660,000
Proportion of ownership interests held by non-controlling interests		16.70%	0.00%
Name of the Investor		Ermenegildo Zegna N.V.
Name of foreign associates, joint arrangements and other investments		Consorzio Re.Crea
Principal place of business of other investments		Milan
Zegna Gulf Trading LLC | Zegna for Retail of Readymade and Novelty Clothes W.L.L.
Accounting Policies [Line Items]
Company		Zegna Gulf Trading LLC
Name of subsidiary		Zegna for Retail of Readymade and Novelty Clothes W.L.L.
Registered office		Kuwait City (Kuwait)
Share capital		€ 125,000
Group’s percentage interest		49.00%	0.00%
Thom Browne Eyewear SA | Thom Browne Eyewear France SAS
Accounting Policies [Line Items]
Company		Thom Browne Eyewear SA
Name of subsidiary		Thom Browne Eyewear France SAS
Registered office		Paris (France)
Share capital		€ 40,000
Group’s percentage interest		90.00%	0.00%